Convertible Preferred Shares and Attached Warrants	12 Months Ended
Dec. 31, 2025
Convertible Preferred Shares and Attached Warrants [Abstract]
Convertible Preferred Shares and Attached Warrants

Note 12 — Convertible Preferred Shares and Attached Warrants

February 2021 Series A Convertible Preferred Shares and Warrants, under February 2021 SPA

On February 15, 2021, the Company entered into a Securities Purchase Agreement (the “February 2021 SPA”) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 71 (2,333,333 before ratio changes) ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $97,500.00 ($3.00 before ratio changes) per ADS; c) a one-year warrant to purchase 410 (13,333,333 before ratio changes) ADS (the “Series E Warrant”) at an exercise price of $97,500.00 ($3.00 before ratio changes) per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 410 (13,333,333 before ratio changes) ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $97,500.00 ($3.00 before ratio changes) per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrants by the holder. The transactions contemplated under the February 2021 SPA were closed on February 18, 2021.

The number of Series A Convertible Preferred Shares is 7,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series A Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the six month anniversary of the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $97,500.00 ($3.00 before ratio changes) per ADS. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. At election of the Company, the Series A Convertible Preferred Shares may be redeemed, subject to certain equity conditions. Both the Series A Convertible Preferred Shares and the February 2021 Warrants include full ratchet anti-dilution provisions, and contain a beneficial ownership limitation on such conversion or exercise.

Series A Convertible Preferred Shares are classified as equity and carried at the amount recorded at inception, without amortization. The discount to the redemption amount shall be recognized as a dividend upon redemption. As of December 31, 2022, Series A Preferred Shares along with accrued dividend have been fully converted into Class A ordinary shares.

The detachable February 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of February 2021 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance, with no subsequent adjustment of fair value in accordance with ASC 815.

	Series D	Series E	Series F
Expected term in years	5	1	5
Stock price per ADS	$96,525.00	$98,150.00	$96,525.00
Stock price per ADS (before ratio changes)	$2.97	$3.02	$2.97
Expected dividend yield	0%	0%	0%
Volatility	43.05%	50.45%	43.05%
Risk-free interest Rate	0.63%	0.21%	0.63%
Initial fair value per share	$34,775.00	$17,225.00	$28,925.00
Initial fair value per share (before ratio changes)	$1.07	$0.53	$0.89

In consideration of the transaction entered into in December 2021 below, the investor agrees to waive the full ratchet anti-dilution provision and set the conversion price and exercise prices as follows: (i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $56,875.00 ($1.75 before ratio changes)  or 90% of the lowest daily VWAP in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $24,375.00 ($0.75 before ratio changes) , as amended; (ii) the exercise price of the Series D Warrants is adjusted to $81,250.00 ($2.50 before ratio changes); (iii) the exercise price of the Series E Warrants is adjusted to $65,000.00 ($2.00 before ratio changes); and (iv) the exercise price of the Series F Warrants is adjusted to $81,250.00 ($2.50 before ratio changes). The ADSs issuable upon exercise of the Series D/E/F Warrants were adjusted to 86, 615 and 492 (2,800,000, 20,000,000 and 16,000,000 before ratio changes), respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 Warrants in an aggregate of $5.3 million, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2021.

December 2021 Series B Convertible Preferred Shares and Warrants, under December 2021 SPA

On December 13, 2021, the Company entered into a Securities Purchase Agreement (the “December 2021 SPA”) with the same third party investor (the “Purchaser”), pursuant to which the Company received net proceeds of $3,800,000 in consideration of the issuance of: a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 70 (2,285,715 before ratio changes) ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $81,250.00 ($2.50 before ratio changes) per ADS. The transactions were closed on December 13, 2021.

The number of Series B Convertible Preferred Shares is 4,000 and each share has a par value of $0.0001 and a stated value of $1,000. The Series B Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $56,875.00 ($1.75 before ratio changes) per ADS or 90% of the lowest daily VWAP during the 10 consecutive trading days prior to the conversion date, in no event that the conversion price shall be lower than $24,375.00 ($0.75 before ratio changes) per ADS, as amended. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs. On the third anniversary of the original issue date, the Company shall redeem, at the option of the holder, all of the then outstanding Series B Convertible Preferred Shares, for an amount in cash equal to the sum of (a) 100% of the aggregate cash investment of $3,800,000 and (b) accrued but unpaid dividends due in respect of the preferred shares. Both the Series B Convertible Preferred Shares and the December 2021 Warrants include full ratchet anti-dilution provisions, and contain a beneficial ownership limitation on such conversion or exercise.

In accordance with applicable accounting standards, Series B Convertible Preferred Shares qualified as redeemable securities and are classified as mezzanine equity. The discounts are accreted over the period from the date of issuance to the date of the earliest redemption and the accretion is treated as a deemed dividend. As of December 31, 2022, Series B Preferred Shares along with accrued dividend have been fully converted into Class A ordinary shares.

The detachable December 2021 Warrants issued to the holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of December 2021 Warrants is estimated to be at $18,850.00 ($0.58 before ratio changes) per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $55,250.00 ($1.70 before ratio changes) per ADS, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.

Further Changes to February 2021 and December 2021 Warrants

As part of consideration of entering into the May 2022 SPA, the Company agreed to extend the February 2021 and December 2021 Warrants termination dates for two years. Pursuant to the adoption of ASU 2021-04, the Company considered the guidance in in ASC 815-40-35-16 through ASC 815-40-35-18 regarding the modification or exchange of a freestanding equity-classified written call option, and recognized the incremental fair value of the warrants aforementioned as a debt discount or debt issuance cost in accordance with paragraph 815-40-35-17(b), in an amount of $1.3 million.

On January 3, 2023 in connection of the withdrawal of registration statement on Form F-1, the Company entered into warrant extension letter to extend the termination dates of Series D/E/F/G for another two years to February 18, 2030, February 18, 2027, February 18, 2030, and December 13, 2030, respectively. Pursuant to the adoption of ASU 2021-04, in accordance with paragraph 815-40-35-17(d), the Company recognized the incremental fair value of the warrants aforementioned as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2023, in an amount of approximately $3.1 million. The fair value of Series D, E and G Warrants immediately before the modification is estimated to be at $5,232.50, $5,635.50 and $6,279.00 ($0.16, $0.17 and $0.19 before ratio changes) per share, respectively by using Binomial Option Pricing Model with an expected term of 5.13, 2.13 and 5.94 years, respectively, a stock price of $22,262.50 ($0.69 before ratio changes) per ADS, volatility of 60.29%,106.31%, 60.19%, respectively, a risk free rate of 3.81%, 4.503% and 3.75%, respectively, and an expected dividend yield of 0%. The fair value of Series D, E and G Warrants after the modification is estimated to be at $8,274.50, $9,841.00 and $9,607.00 ($0.25, $0.30 and $0.29 before ratio changes) per share, respectively by using Binomial Option Pricing Model with an expected term of 7.13, 4.13 and 7.94 years, respectively, a stock price of $22,262.50 ($0.69 before ratio changes) per ADS, volatility of 63.28%, 108.01% and 64.87%, respectively, a risk free rate of 3.69%, 3.93% and 3.65%, respectively, and an expected dividend yield of 0%.

On September 3, 2023, as a result of the issuance of Series H Warrants in September 2023 (as discussed in Note 11), the exercise price of the Series D/E/F/G Warrants was further adjusted to $1,235.00 ($1.90 before ratio changes) per ADS. The ADSs issuable upon exercise of the Series D/E/F/G Warrants were adjusted to 5,668, 32,388, 32,388, and 4,626 (3,684,210, 21,052,631, 21,052,631 and 3,007,519 before ratio changes), respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 and December 2021 Warrants in an aggregate of approximately $6.1 million, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2023. The fair value of Series D, E and G Warrants immediately before the reprice is estimated to be at $793.00, $227.50 and $929.50 ($1.22, $0.35, and $1.43 before ratio changes) per share, respectively and the fair value of Series D, E and G Warrants after the reprice is estimated to be at $110.50, $162.50 and $117.00 ($0.17, $0.25 and $0.18 before ratio changes) per share, respectively, by using Binomial Option Pricing Model with an expected term of 6.46, 3.46 and 7.28 years, respectively, a stock price of $1,976.00 ($3.04 before ratio changes) per ADS, volatility of 107.83%, 108.52%, 107.66%, respectively, a risk free rate of 3.90%, 4.22% and 3.87%, respectively, and an expected dividend yield of 0%.

In September 2023, the Company received an aggregate of net proceeds of approximately $0.7 million in exchange for the issuance of 20,000,000 Class A ordinary shares, as a result of the partial exercise of 615 (400,000 before ratio changes) Series E Warrants at an exercise price of $1,235.00 ($1.90 before ratio changes) per ADS.

On January 23, 2024, as a result of the issuance of Series I Warrants in January 2024 (as discussed in Note 11), the exercise price of the Series D/E/F/G Warrants was further adjusted to $734.50 ($1.13 before ratio changes) per ADS. The ADSs issuable upon exercise of the Series D/E/F/G Warrants were adjusted to 9,530, 54,039, 54,458, and 7,780 (6,194,690, 35,125,663, 35,398,230 and 5,056,891 before ratio changes), respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 and December 2021 Warrants in an aggregate of approximately $429,000, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2024. The fair value of Series D, E, F(vested) and G Warrants immediately before the reprice is estimated to be at $36.40, $32.50, $36.40 and $38.35 ($0.06, $0.05, $0.06 and $0.06 before ratio changes) per share, respectively and the fair value of Series D, E, F(vested) and G Warrants after the reprice is estimated to be at $24.05, $27.30, $24.05 and $25.35 ($0.04, $0.04, $0.04 and $0.04 before ratio changes) per share, respectively, by using Binomial Option Pricing Model with an expected term of 6.07, 3.07, 6.07 and 6.89 years, respectively, a stock price of $624.00 ($0.96 before ratio changes) per ADS, volatility of 105.21%, 98.06%, 105.21%, and 105.42%, respectively, a risk free rate of 3.69%, 3.86%, 3.69% and 3.68%, respectively, and an expected dividend yield of 0%.

On January 9, 2025, the Company entered into an amendment to the Series E Warrant with the holder. Pursuant to the amendment, the parties agreed to amend the exercise price of the Warrant from $734.50 ($1.13 before ratio changes) per ADS to the lower of (x) $734.50 ($1.13 before ratio changes) and (y) 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date (“Market Exercise Price”), provided that the aggregate exercise price under the Market Exercise Price shall not exceed $10,000,000. The parties also agreed to extend the termination date of Series E Warrant from February 18, 2027 to January 9, 2028. In accordance with paragraph ASC 815-40-35-17(d), the Company recognized the incremental fair value of the warrants aforementioned as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2025, in an amount of approximately $612,000. The fair value of Series E Warrants immediately before the modification is estimated to be at $3.97 ($0.006 before ratio changes) per ADS, by using Binomial Option Pricing Model with an expected term of 2.11 years, a stock price of $115.70 ($0.18 before ratio changes) per ADS, volatility of 100.16%, a risk free rate of 4.02% and an expected dividend yield of 0%. The fair value of Series E Warrants after the modification is estimated to be at $15.47 ($0.02 before ratio changes) per ADS, by using Monte Carlo simulation with an expected term of 3.0 years, a stock price of $115.70 ($0.18 before ratio changes) per ADS, volatility of 96.92%, a risk free rate of 4.02%, and an expected dividend yield of 0%.

On May 23, 2025, as a result of the issuance of Series L Warrants (as discussed in Note 11), the fixed exercise price of the Series D/E/F/G Warrants was further adjusted from $734.50 ($56.50 before ratio change) to $52.00 ($4.00 before ratio change) per ADS. The ADSs issuable upon exercise of the Series D/E/F/G Warrants were adjusted to 134,615, 754,615, 769,230, and 109,890 (1,750,000, 9,810,000, 10,000,000, and 1,428,572 before ratio change), respectively for the aggregate exercise price to remain unchanged. In accordance with ASC 260-10-25-1, the Company recognized the effect of such reprice event for February 2021 and December 2021 Warrants in an aggregate of approximately $2,916,000, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation for the year ended December 31, 2025. The fair value of Series D, F(vested) and G Warrants immediately before the reprice is estimated to be at $5.85, $5.85 and $8.45 ($0.45, $0.45 and $0.65 before ratio change) per ADS, respectively and the fair value of Series D, F(vested) and G Warrants after the reprice is estimated to be at $2.47, $2.47 and $2.73 ($0.19, $0.19 and $0.21 before ratio change) per ADS, respectively, by using Binomial Option Pricing Model with an expected term of 4.74, 4.74 and 5.56 years, respectively, a stock price of $35.88 ($2.76 before ratio change) per ADS, volatility of 99.36%, 99.36%, and 103.70%, respectively, a risk free rate of 3.62%, 3.62% and 3.65%, respectively, and an expected dividend yield of 0% for both before and after the reprice. The fair value of Series E Warrants (subject to Market Exercise Price) before the reprice is estimated to be at $8.06 ($0.62 before ratio change) per ADS and after the reprice is estimated to be at $2.08 ($0.16 before ratio change) per ADS, by using Monte Carlo simulation with an expected term of 2.63 years, a stock price of $35.88 ($2.76 before ratio change) per ADS, volatility of 99.99%, a risk free rate of 3.63%, and an expected dividend yield of 0%. The fair value of Series E Warrants (subject to fixed exercise price) after the reprice is estimated to be at $1.82 ($0.14 before ratio change) per ADS, by using Binomial Option Pricing Model with the same other inputs as Series E Warrants (subject to Market Exercise Price).

For the year ended December 31, 2025, the Company received an aggregate of net proceeds of approximately $5.9 million in exchange for the issuance of 12,940,000,000 Class A ordinary shares, as a result of the partial exercise of Series E Warrants at Market Exercise Price.